Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments
Delinquency period to place loans on non-accrual status	90 days
Period after which financial information provided by the equity method investee was used by the entity	3 months
Other-than-temporary impairment threshold, percentage of market price to original purchase price	80.00%
Other Intangible Assets
Impairments of finite-lived or indefinite-lived other intangible assets	$ 0	$ 0
Reserves
Percentage of certainty of ultimate losses not exceeding claims reserves	0.00%
Long Duration Contracts
Percentage of risks related to reserves recorded for policies under FFG, LTC and life insurance no longer offered, ceded via reinsurance	100.00%
Deferred gain on disposal of businesses
Adjustments to estimates affecting deferred gain on disposal of businesses	$ 0	$ 0
Buildings | Maximum
Property and equipment
Estimated useful lives	39 years 6 months
Furniture | Maximum
Property and equipment
Estimated useful lives	7 years
Equipment | Maximum
Property and equipment
Estimated useful lives	5 years
Capitalized software costs | Maximum
Property and equipment
Estimated useful lives	20 years